UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	November 7,2008
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   60
Form 13F Information Table Value Total:   125421 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     3097    45340 SH       SOLE                    43590              1750
ABBOTT LABORATORIES            COM              002824100      276     4800 SH       SOLE                     4800
AGILENT TECHNOLOGIES INC       COM              00846u101     1790    60355 SH       SOLE                    57855              2500
ALEXANDER & BALDWIN INC        COM              014482103     1693    38440 SH       SOLE                    36040              2400
AMERICAN EXPRESS COMPANY       COM              025816109     2353    66399 SH       SOLE                    65299              1100
APACHE CORP                    COM              037411105      579     5550 SH       SOLE                     4250              1300
APPLIED MATERIALS INC          COM              038222105     1503    99310 SH       SOLE                    94310              5000
AT&T INC COM                   COM              00206r102     1450    51937 SH       SOLE                    51937
AUTODESK INC                   COM              052769106     1006    30000 SH       SOLE                    30000
AUTOMATIC DATA PROCESSINGINC   COM              053015103     1717    40170 SH       SOLE                    39370               800
BERKSHIRE HATHAWAY B           COM              084670207     3261      742 SH       SOLE                      727                15
BOEING CO                      COM              097023105     1636    28527 SH       SOLE                    27677               850
BOSWELL JG CO COM              COM              101205102      372      531 SH       SOLE                                        531
CATERPILLAR INC                COM              149123101     1830    30708 SH       SOLE                    30008               700
CHEVRON CORP                   COM              166764100     6048    73327 SH       SOLE                    73327
CHUBB CORP                     COM              171232101     2966    54025 SH       SOLE                    51225              2800
COCA COLA CO                   COM              191216100     2845    53800 SH       SOLE                    51550              2250
CONOCOPHILLIPS                 COM              20825c104     3023    41272 SH       SOLE                    40972               300
COSTCO WHOLESALE CORP          COM              22160k105     2880    44349 SH       SOLE                    43349              1000
DEERE & CO                     COM              244199105     2156    43559 SH       SOLE                    42559              1000
DOMINION RESOURCES             COM              25746u109      390     9110 SH       SOLE                     6110              3000
E I DU PONT DE NEMOURS & CO    COM              263534109     2724    67595 SH       SOLE                    64895              2700
ELI LILLY & CO                 COM              532457108     3034    68915 SH       SOLE                    66265              2650
ESTEE LAUDER COMPANIES INC CL  COM              518439104     2435    48795 SH       SOLE                    46895              1900
EXELON CORP                    COM              30161n101      226     3609 SH       SOLE                     2259              1350
EXXON MOBIL CORP               COM              30231g102     4490    57819 SH       SOLE                    56919               900
FEDEX CORP                     COM              31428x106     2079    26302 SH       SOLE                    25752               550
GENERAL ELECTRIC CO            COM              369604103     3295   129223 SH       SOLE                   127723              1500
HEWLETT PACKARD CO             COM              428236103      298     6450 SH       SOLE                     6450
HOME DEPOT INC                 COM              437076102     1281    49480 SH       SOLE                    48980               500
INTEL CORP                     COM              458140100     2830   151108 SH       SOLE                   146608              4500
INTERNATIONAL BUSINESS MACHINE COM              459200101     2475    21165 SH       SOLE                    20965               200
INTUIT INC                     COM              461202103     1574    49801 SH       SOLE                    49051               750
JOHNSON & JOHNSON              COM              478160104     2952    42612 SH       SOLE                    41362              1250
JPMORGAN CHASE & CO            COM              46625h100      364     7800 SH       SOLE                     7800
KELLOGG CO                     COM              487836108     2438    43455 SH       SOLE                    41655              1800
LINCOLN NATIONAL CORP-IND      COM              534187109     1429    33371 SH       SOLE                    32564               807
MANPOWER INC-WISC              COM              56418h100     1169    27077 SH       SOLE                    26477               600
MARRIOTT INTERNATIONAL INC NEW COM              571903202     1634    62635 SH       SOLE                    62635
MEDTRONIC INC                  COM              585055106     3236    64581 SH       SOLE                    61881              2700
MICROSOFT CORP                 COM              594918104     4267   159877 SH       SOLE                   154877              5000
MILLIPORE CORP                 COM              601073109     1972    28664 SH       SOLE                    27864               800
NEWS CORPORATION CLASS A       COM              65248e104     1395   116320 SH       SOLE                   113620              2700
NOBLE ENERGY INC               COM              655044105     2260    40650 SH       SOLE                    39750               900
NORDSTROM INC                  COM              655664100      867    30086 SH       SOLE                    30086
NOVARTIS AG                    COM              66987v109     1940    36712 SH       SOLE                    36312               400
PROCTER & GAMBLE CO            COM              742718109     4542    65173 SH       SOLE                    63473              1700
SCHLUMBERGER LTD               COM              806857108     3096    39641 SH       SOLE                    38841               800
SIEMENS A G                    COM              826197501     1696    18060 SH       SOLE                    17860               200
SIGMA-ALDRICH CORP             COM              826552101     1794    34215 SH       SOLE                    33515               700
SONY CORP-ADR NEW              COM              835699307     1229    39805 SH       SOLE                    38705              1100
STATE STREET CORP              COM              857477103     1624    28550 SH       SOLE                    26950              1600
SYSCO CORP                     COM              871829107     2199    71315 SH       SOLE                    68565              2750
TEXAS INSTRUMENTS INC          COM              882508104      600    27915 SH       SOLE                    27915
WAL-MART STORES INC            COM              931142103     4452    74333 SH       SOLE                    71383              2950
WALT DISNEY CO HOLDING CO      COM              254687106     2758    89868 SH       SOLE                    87868              2000
WASHINGTON POST CO-CL B        COM              939640108     1383     2484 SH       SOLE                     2414                70
WELLS FARGO & CO               COM              949746101     2145    57159 SH       SOLE                    54759              2400
WEYERHAEUSER CO                COM              962166104     2132    35196 SH       SOLE                    34396               800
WRIGLEY WILLIAM JUNIOR CO      COM              982526105      238     3000 SH       SOLE                     3000
Report Summary		     60 Data Records    (X1000)    125421 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED